Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Series C Preferred Stock Redeemable Convertible Preferred Stock	Series D-1 Preferred Stock Redeemable Convertible Preferred Stock	Series D-3 Preferred Stock Redeemable Convertible Preferred Stock	Series D-4 Preferred Stock Redeemable Convertible Preferred Stock	Series M Preferred Stock Redeemable Convertible Preferred Stock
Common stock, shares, outstanding, beginning balance (in shares) at Dec. 31, 2022			11,624,000
Equity, beginning balance at Dec. 31, 2022	$ (350,702)	$ 354,413	$ 1	$ 4,637	$ (355,340)
Preferred stock beginning balance (in shares) at Dec. 31, 2022		17,170,000
Issuance of common stock under equity plan (in shares)			786,000
Issuance of common stock under equity plan	876			876
Stock-based compensation	1,612			1,612
Issuance of stock, net (in shares)						9,852,000				2,738,000
Issuance of stock, net		$ 20,814				$ 150,833				$ 9,804
Accretion of redeemable convertible preferred stock	(20,814)			(7,125)	(13,689)
Net loss	$ (135,457)				(135,457)
Common stock, shares, outstanding, ending balance (in shares) at Dec. 31, 2023	12,410,000		12,410,000
Equity, ending balance at Dec. 31, 2023	$ (504,485)	$ 535,864	$ 1	0	(504,486)
Preferred stock ending balance (in shares) at Dec. 31, 2023		29,760,000
Issuance of common stock under equity plan (in shares)			179
Issuance of common stock under equity plan	224			224
Stock-based compensation	409			409
Issuance of stock, net (in shares)						1,307,000				68,000
Issuance of stock, net						$ 21,000				$ 1,090
Accretion of redeemable convertible preferred stock	(5,219)	$ 5,219		(633)	(4,586)
Net loss	(52,771)				(52,771)
Common stock, shares, outstanding, ending balance (in shares) at Mar. 31, 2024			12,589,000
Equity, ending balance at Mar. 31, 2024	$ (561,842)	$ 563,173	$ 1		(561,843)
Preferred stock ending balance (in shares) at Mar. 31, 2024		31,135,000
Common stock, shares, outstanding, beginning balance (in shares) at Dec. 31, 2023	12,410,000		12,410,000
Equity, beginning balance at Dec. 31, 2023	$ (504,485)	$ 535,864	$ 1	0	(504,486)
Preferred stock beginning balance (in shares) at Dec. 31, 2023		29,760,000
Closing Preferred Stock Dividend	0
Conversion of Preferred Stock to common stock	0
Net exercise of Common Warrants into common stock	0
Net loss	(147,014)
Common stock, shares, outstanding, ending balance (in shares) at Sep. 30, 2024			12,994,000
Equity, ending balance at Sep. 30, 2024	$ (665,460)	$ 573,919	$ 1		(665,461)
Preferred stock ending balance (in shares) at Sep. 30, 2024		31,141,000
Common stock, shares, outstanding, beginning balance (in shares) at Dec. 31, 2023	12,410,000		12,410,000
Equity, beginning balance at Dec. 31, 2023	$ (504,485)	$ 535,864	$ 1	0	(504,486)
Preferred stock beginning balance (in shares) at Dec. 31, 2023		29,760,000
Issuance of common stock under equity plan (in shares)			831,000
Issuance of common stock under equity plan	831			831
Stock-based compensation	1,842			1,842
Issuance of stock, net (in shares)						1,307,000	10,447,000			74,000
Issuance of stock, net						$ 21,000	$ 166,855			$ 1,186
Accretion of redeemable convertible preferred stock	(34,677)	$ 34,677		(2,673)	(32,004)
Net loss	$ (231,133)				(231,133)
Common stock, shares, outstanding, ending balance (in shares) at Dec. 31, 2024	13,241,000		13,241,000
Equity, ending balance at Dec. 31, 2024	$ (767,622)	$ 759,582	$ 1	0	(767,623)
Preferred stock ending balance (in shares) at Dec. 31, 2024		41,588,000
Common stock, shares, outstanding, beginning balance (in shares) at Mar. 31, 2024			12,589,000
Equity, beginning balance at Mar. 31, 2024	(561,842)	$ 563,173	$ 1		(561,843)
Preferred stock beginning balance (in shares) at Mar. 31, 2024		31,135,000
Issuance of common stock under equity plan (in shares)			284,000
Issuance of common stock under equity plan	214			214
Stock-based compensation	425			425
Issuance of stock, net (in shares)										6,000
Issuance of stock, net										$ 96
Accretion of redeemable convertible preferred stock	(5,296)	$ 5,296		(639)	(4,657)
Net loss	(53,453)				(53,453)
Common stock, shares, outstanding, ending balance (in shares) at Jun. 30, 2024			12,873,000
Equity, ending balance at Jun. 30, 2024	(619,952)	$ 568,565	$ 1		(619,953)
Preferred stock ending balance (in shares) at Jun. 30, 2024		31,141,000
Issuance of common stock under equity plan (in shares)			121
Issuance of common stock under equity plan	174			174
Stock-based compensation	462			462
Accretion of redeemable convertible preferred stock	(5,354)	$ 5,354		(636)	(4,718)
Net loss	(40,790)				(40,790)
Common stock, shares, outstanding, ending balance (in shares) at Sep. 30, 2024			12,994,000
Equity, ending balance at Sep. 30, 2024	$ (665,460)	$ 573,919	$ 1		(665,461)
Preferred stock ending balance (in shares) at Sep. 30, 2024		31,141,000
Common stock, shares, outstanding, beginning balance (in shares) at Dec. 31, 2024	13,241,000		13,241,000
Equity, beginning balance at Dec. 31, 2024	$ (767,622)	$ 759,582	$ 1	0	(767,623)
Preferred stock beginning balance (in shares) at Dec. 31, 2024		41,588,000
Issuance of common stock under equity plan (in shares)			489,000
Issuance of common stock under equity plan	748	$ 0	$ 1	747	0
Stock-based compensation	431	$ 0	$ 0	431	0
Stock-based compensation (in shares)		0	15,000
Issuance of stock, net (in shares)							6,858,000
Issuance of stock, net							$ 115,304
Accretion of redeemable convertible preferred stock	(12,188)	$ 12,188		(1,178)	(11,010)
Net loss	(60,093)				(60,093)
Common stock, shares, outstanding, ending balance (in shares) at Mar. 31, 2025			13,745,000
Equity, ending balance at Mar. 31, 2025	$ (838,724)	$ 887,074	$ 2	0	(838,726)
Preferred stock ending balance (in shares) at Mar. 31, 2025		48,446,000
Common stock, shares, outstanding, beginning balance (in shares) at Dec. 31, 2024	13,241,000		13,241,000
Equity, beginning balance at Dec. 31, 2024	$ (767,622)	$ 759,582	$ 1	0	(767,623)
Preferred stock beginning balance (in shares) at Dec. 31, 2024		41,588,000
Closing Preferred Stock Dividend	4,990
Conversion of Preferred Stock to common stock	937,087
Net exercise of Common Warrants into common stock	46,060
Net loss	$ (257,283)
Common stock, shares, outstanding, ending balance (in shares) at Sep. 30, 2025	148,138,000		148,138,000
Equity, ending balance at Sep. 30, 2025	$ 948,821	$ 0	$ 16	1,928,027	(979,222)
Preferred stock ending balance (in shares) at Sep. 30, 2025		0
Common stock, shares, outstanding, beginning balance (in shares) at Mar. 31, 2025			13,745,000
Equity, beginning balance at Mar. 31, 2025	(838,724)	$ 887,074	$ 2	0	(838,726)
Preferred stock beginning balance (in shares) at Mar. 31, 2025		48,446,000
Issuance of common stock under equity plan (in shares)			263,000
Issuance of common stock under equity plan	231			231
Stock-based compensation	760			760
Issuance of stock, net (in shares)							3,546,000	551,000
Issuance of stock, net		$ 16,485					$ 59,812	$ 10,000
Accretion of redeemable convertible preferred stock	(16,485)			(991)	(15,494)
Net loss	(63,778)				(63,778)
Common stock, shares, outstanding, ending balance (in shares) at Jun. 30, 2025			14,008,000
Equity, ending balance at Jun. 30, 2025	(917,996)	$ 973,371	$ 2	0	(917,998)
Preferred stock ending balance (in shares) at Jun. 30, 2025		52,543,000
Issuance of common stock under equity plan (in shares)			1,833,000
Issuance of common stock under equity plan	1,656		$ 1	1,655
Stock-based compensation	4,000			4,000
Issuance of stock, net (in shares)									2,811,000
Issuance of stock, net									$ 47,880
Accretion of redeemable convertible preferred stock	(6,950)	$ 6,950			(6,950)
Issuance of Common Stock to Settle Preferred Stock Dividend amount	86,124	(86,124)		11,976	74,148
Issuance of Common Stock to Settle Preferred Stock Dividend Shares			3,251,000
Issuance Of Underwriting Discounts And Commissions And Other Offering Costs	932,333		$ 2	932,331	0
Issuance Of Underwriting Discounts And Commissions And Other Offering Costs, Shares			22,190,000
Closing Preferred Stock Dividend	0	(4,990)		(4,990)	4,990
Conversion of Preferred Stock to common stock	937,006	$ (937,087)	$ 11	936,995
Conversion of Preferred Stock to common stock, Shares		(55,354,000)	105,832,000
Net exercise of Common Warrants into common stock	46,060			46,060
Net exercise of Common Warrants into common stock, Shares			1,024,000
Net loss	$ (133,412)				(133,412)
Common stock, shares, outstanding, ending balance (in shares) at Sep. 30, 2025	148,138,000		148,138,000
Equity, ending balance at Sep. 30, 2025	$ 948,821	$ 0	$ 16	$ 1,928,027	$ (979,222)
Preferred stock ending balance (in shares) at Sep. 30, 2025		0